Fair Value Measurements And Financial Instruments (Schedule Of Financial Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets (non-recurring)	$ 29,234
Total assets	29,234
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets (non-recurring)
Total assets
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets (non-recurring)	29,234
Total assets	$ 29,234